UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 924,350	$ 2,157,707
Accounts receivable - trade	1,182,697	1,085,840
Employee advances	3,188
Prepaid expenses	827,604	129,290
Total current assets	2,937,839	3,372,837
Property and equipment, net	183,430	228,499
Other assets
Capitalized software development costs, net	383,768	383,227
Patents	534,946	602,056
Patent applications cost	740,214	667,858
Software license	831,000	76,000
Deposit - related party		155,000
Other assets including security deposits	84,278	84,278
Total other assets	2,574,206	1,968,419
Total assets	5,695,475	5,569,755
Current liabilities
Accounts payable	1,078,653	768,263
Accrued expenses	211,020	200,591
Accrued compensation - related party	75,253	72,730
Current obligation on patent acquisitions		87,500
Convertible debentures - unrelated parties (current)		294,241
Total current liabilities	1,364,926	1,423,325
Long-term liabilities
Deferred revenue		25,000
Convertible debenture - related party	556,439	527,512
Convertible debentures - unrelated parties (long-term)	3,544,773	2,685,280
Total long-term liabilities	4,101,212	3,237,792
Total liabilities	5,466,138	4,661,117
Stockholders' Equity
Common stock	132,945	132,472
Additional paid-in capital	128,050,287	125,425,617
Accumulated deficit	(127,953,895)	(124,649,451)
Total stockholders' equity	229,337	908,638
Total liabilities and stockholders' equity	$ 5,695,475	$ 5,569,755